Loans payable - Device loans, PPP loans and New Credit Facility (Details)		12 Months Ended
	Dec. 31, 2020 USD ($) tranche	Dec. 31, 2021 USD ($) tranche	Dec. 31, 2020 USD ($) tranche	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Incremental borrowing rate	10.00%	10.00%	10.00%	10.00%
Repayments		$ 174,536	$ 84,634	$ 118,727
Value of warrants	$ 250,891	348,187	250,891
Current borrowings		2,587,871
Lender Warrants
Disclosure of detailed information about borrowings [line items]
Value of warrants	250,891	$ 44,997	250,891
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Effective interest rate		1.00%
Bank loans
Disclosure of detailed information about borrowings [line items]
Carrying amount	16,205,214	$ 13,566,633	16,205,214
Device Loans
Disclosure of detailed information about borrowings [line items]
Repayments		62,036	84,634	118,727
Carrying amount	116,185	54,149	116,185
2018 TMS Device Loans
Disclosure of detailed information about borrowings [line items]
Monthly blended interest and capital payment					$ 1,575
2019 TMS Device Loans
Disclosure of detailed information about borrowings [line items]
Monthly blended interest and capital payment				1,756
Decrease in loans due to disposal of related TMS device			45,680
Paycheck protection program loan
Disclosure of detailed information about borrowings [line items]
Monthly blended interest and capital payment		172,145
Amount of loan	3,080,760	$ 0	3,080,760
Deferral period for loans		16
Effective interest rate		10.00%
Carrying amount	2,751,284	$ 0	2,751,284
New Credit Facility
Disclosure of detailed information about borrowings [line items]
Amount of loan		14,887,500
Carrying amount	13,337,745	13,512,484	13,337,745
Transaction costs incurred		1,691,748
Amortization of deferred transaction costs		316,731		$ 0
Maximum borrowing capacity	30,000,000	$ 3,080,760	30,000,000
Percentage of principal amount outstanding amortized		1.00%
New Credit Facility | 30-day LIBOR
Disclosure of detailed information about borrowings [line items]
Incremental borrowing rate		8.75%
Spread on variable rate		7.75%
Term of debt		5 years
Term Loan
Disclosure of detailed information about borrowings [line items]
Amortization of deferred transaction costs		$ 47,836
Maximum borrowing capacity	15,000,000	15,000,000	15,000,000
Delayed Draw Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 15,000,000	$ 15,000,000	$ 15,000,000
Number of tranches | tranche	3	3	3
Maximum amount of borrowing in each tranche of borrowing facility	$ 5,000,000	$ 5,000,000	$ 5,000,000
Term of debt	24 months		24 months
Average | 2018 TMS Device Loans
Disclosure of detailed information about borrowings [line items]
Incremental borrowing rate					10.00%
Average | 2019 TMS Device Loans
Disclosure of detailed information about borrowings [line items]
Incremental borrowing rate				13.00%
Minimum | New Credit Facility
Disclosure of detailed information about borrowings [line items]
Amortization period		1 year
Maximum | New Credit Facility
Disclosure of detailed information about borrowings [line items]
Amortization period		4 years